Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of December 31, 2021 and 2022, intangible assets consisted of the following:

	December 31, 2021	December 31, 2022
Intangible assets – gross	$21,154	$27,055
Less: accumulated amortization	(4,436)	(6,758)
	$16,718	$20,297

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting e-mall, online game, video media library and data warehouse modules, etc., acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

For the years ended December 31, 2020, 2021 and 2022, amortization expense amounted to $2,754, $2,008 and $2,794, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2022:

2023	$3,225
2024	3,225
2025	3,225
2026	2,688
Thereafter	8,654
Total	$20,297